UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Seasons Capital Management, LLC
Address:	One Market Plaza, Steuart Tower, Suite 1200
		San Francisco, CA  94105

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ravi Kaza
Title:	Manager
Phone:	(415) 247-5300

Signature, Place and Date of Signing:

/s/ Ravi Kaza					San Francisco, CA	February 13, 2004

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:		192,215 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES		INV.		OTHER	AUTH
					CLASS				X1000					DISC		MGR
		   					   							SOLE		NONE	SOLE

  Intel Corp                     Common Stock 458140100       12019     375000     SH         SOLE              375000
  Nat Semicond USD.5             Common Stock 637640103        9678     245581     SH         SOLE              245581
  Veritas Software               Common Stock 923436109        8396     226799     SH         SOLE              226799
  Semtech Corporation            Common Stock 816850101        7881     346283     SH         SOLE              346283
  Fairchild Semicon   Intl       Common Stock 303726103        7491     300000     SH         SOLE              300000
  Skyworks Solutions Inc         Common Stock 83088M102        7178     825000     SH         SOLE              825000
  Asml Holding Nv                Common Stock N07059111        6985     348371     SH         SOLE              348371
  Amis Holdings                  Common Stock 031538101        6867     375683     SH         SOLE              375683
  Oracle Corp                    Common Stock 68389X105        6681     505000     SH         SOLE              505000
  Nintendo Ltd        Adr        Common Stock 654445303        5560     476659     SH         SOLE              476659
  Tellabs Inc                    Common Stock 879664100        5315     632000     SH         SOLE              632000
  Omnivision Tech                Common Stock 682128103        4696      85000     SH         SOLE               85000
  United Micro Electronics Ads   Common Stock 910873207        4695     948445     SH         SOLE              948445
  Ptek Holdings Inc              Common Stock 69366M104        4638     526413     SH         SOLE              526413
  Emulex Corp                    Common Stock 292475209        4269     160000     SH         SOLE              160000
  Dot Hill Systems    Corp       Common Stock 25848T109        4166     275000     SH         SOLE              275000
  Netscreen Technologies Inc     Common Stock 64117V107        4121     166500     SH         SOLE              166500
  Novell Inc                     Common Stock 670006105        3949     375000     SH         SOLE              375000
  Broad    Corp                  Common Stock 111320107        3912     115000     SH         SOLE              115000
  Teradyne Inc                   Common Stock 880770102        3818     150000     SH         SOLE              150000
  Bea Systems Inc                Common Stock 073325102        3815     310200     SH         SOLE              310200
  United Online Inc              Common Stock 911268100        3778     225000     SH         SOLE              225000
  Siebel Sys Inc                 Common Stock 826170102        3443     247307     SH         SOLE              247307
  Intersil Corp       Cl A       Common Stock 46069S109        3238     130291     SH         SOLE              130291
  Magma Design                   Common Stock 559181102        3011     129025     SH         SOLE              129025
  Computer Assoc Intl Inc        Common Stock 204912109        2577      94269     SH         SOLE               94269
  Lexar Media Inc                Common Stock 52886P104        2839     162977     SH         SOLE              162977
  Ase Test Ltd                   Common Stock Y02516105        2621     175100     SH         SOLE              175100
  Digital Theater     Sys Inc    Common Stock 25389G102        2496     101100     SH         SOLE              101100
  Formfactor Inc                 Common Stock 346375108        2376     120000     SH         SOLE              120000
  Internet Security   Systems    Common Stock 46060X107        2373     126000     SH         SOLE              126000
  Oplink Comm Inc                Common Stock 68375Q106        2342     979963     SH         SOLE              979963
  Trident Microsystemsinc        Common Stock 895919108        2247     129000     SH         SOLE              129000
  Applied Matls Inc              Common Stock 038222105        2244     100001     SH         SOLE              100001
  Apple Computer Inc             Common Stock 037833100        2137     100000     SH         SOLE              100000
  Advanced Energy     Inds Inc   Common Stock 007973100        2083      79957     SH         SOLE               79957
  Corio Inc                      Common Stock 218875102        2055     750136     SH         SOLE              750136
  Quest Software Inc             Common Stock 74834T103        2022     142368     SH         SOLE              142368
  Monolithic System Technology InCommon Stock 609842109        1997     233000     SH         SOLE              233000
  E.Piphany Inc                  Common Stock 26881V100        1879     260568     SH         SOLE              260568
  Macromedia Corp                Common Stock 556100105        1775     100000     SH         SOLE              100000
  Siliconware Precision Adr      Common Stock 827084864        1427     277150     SH         SOLE              277150
  Nvidia Corp                    Common Stock 67066G104        1174      50600     SH         SOLE               50600
  Activision                     Common Stock 004930202        1081      59340     SH         SOLE               59340
  F5 Networks Inc                Common Stock 315616102        1016      40483     SH         SOLE               40483
  Novellus Systems Inc.          Common Stock 670008101         109     260000     SH         SOLE              260000
  United Online Inc.             Common Stock 911268100        1746     150000     SH   CALL  SOLE              150000
  US Internet Security Systems   Common Stock 46060X107        1883     100000     SH   CALL  SOLE              100000
  NASDAQ-100 Index Trading Stock Common Stock 631100104        7292     200000     SH    PUT  SOLE              200000
  Eclipsys Corp.                 Common Stock 278856109         814      70000     SH   CALL  SOLE               70000



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